Leases - Schedule of Maturities of Lease Liabilities (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021
Leases [Abstract]
Current portion of lease liability	$ 8,843	$ 8,845
Non-current portion of lease liability	$ 25,676	$ 28,008